Lease	12 Months Ended
May 31, 2022
Lessee Disclosure [Abstract]
Lease
13.	LEASE
The Group has operating leases for learning centers, service centers and office spaces. Certain leases include renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.
Certain leases were terminated before the expiration of the lease term due to the downsized capacity relating to the cessation of K-9 Academic AST Services
for
the year ended May 31, 2022. The relevant
right-of-use
assets, at the carrying amount totaled at US$781,338 and the corresponding operating lease liabilities were derecognized upon the effectiveness of the early termination.
Operating lease costs for the years ended May 31, 2020, 2021 and 2022 were US$392,168, US$518,798 and US$368,058, respectively, which excluded cost of short-term contracts. Short-term lease costs for the years ended May 31, 2020, 2021 and 2022 were US$9,028, US$14,149 and US$2,344, respectively.
As of May 31, 2021 and 2022, the weighted average remaining lease term was 4.8 years and 3.9 years, respectively, and the weighted average discount rate was 4.5% and 4.5% for the Group’s operating leases, respectively.
Supplemental cash flow information related to the operating leases is as follows:

	For the years ended May 31,
	2021	2022
	US$	US$
Cash payments for the operating leases	495,819	355,284
ROU assets obtained in exchange for the new operating lease liabilities	764,083	157,455

A summary of maturity analysis of the annual undiscounted cash flows for the operating lease liabilities as of May 31, 2022 is as follows:

As of May 31, 2022
US$
Fiscal year ending
May 2023	286,079
May 2024	157,834
May 2025	109,724
May 2026	69,668
May 2027	32,837
Thereafter	29,998

Total future lease payments	686,140
Less: Imputed interest	(71,123)

Present value of operating lease liabilities	615,017

As of May 31, 2022, the Group has lease contracts that have been entered into but not yet commenced amounting to US$19,764, and these contracts will commence in the
fiscal year 2023.
For
the years ended May 31, 2020, 2021 and 2022, nil, US$4,228 and US$19,580 impairment loss was recorded in general and administrative expenses mainly related to ROU assets of selected learning centers.